Employee benefit plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 1,874,424	¥ 1,852,556
Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 957,217	¥ 892,154
Scenario Forecast | Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	¥ (4,100)
Estimated net actuarial loss	7,800
Expected contribution to pension plans	39,847
Scenario Forecast | Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	300
Estimated net actuarial loss	5,200
Expected contribution to pension plans	¥ 16,020
Equity securities | Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		40.00%
Equity securities | Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		60.00%
Equity securities | Common stocks | Japanese plans | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		74.00%	75.00%
Equity securities | Common stocks | Japanese plans | Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		26.00%	25.00%
Debt securities | Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		30.00%
Debt securities | Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		25.00%
Debt securities | Government bonds | Japanese plans | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		28.00%	27.00%
Debt securities | Government bonds | Japanese plans | Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		72.00%	73.00%